Commitments and Contingencies - Contingencies (Details) $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($) subsidiary lb	Dec. 31, 2017 USD ($) record_of_decision	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Loss Contingencies [Line Items]
Environmental expenditures cap during year	$ 5.4
Accrued liabilities for environmental investigation and remediation costs related to CPG-COA and PNG-COA				$ 7.5
Amount of propane in cylinders being sold | lb	17
Reduced amount of propane in cylinders being sold | lb	15
CPG, PNG and UGI Gas COAs
Loss Contingencies [Line Items]
Accrued liabilities for environmental investigation and remediation costs related to CPG-COA and PNG-COA	$ 51.0		$ 54.3
UGI Utilities | CPG and PNG
Loss Contingencies [Line Items]
Number of subsidiaries acquired with similar histories | subsidiary	2
AmeriGas OLP | Saranac Lake, New York | New York State Department of Environment Conservation Remediation Plan
Loss Contingencies [Line Items]
Number of records of decisions drafted | record_of_decision		3
Estimated remediation plan cost		$ 27.7